American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2024

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.8%
Diversified Bond Fund Investor Class	22,436,502	199,460,501
High Income Fund Investor Class	1,549,517	13,077,921
Inflation-Adjusted Bond Fund Investor Class	9,230,062	94,146,630
Short Duration Fund Investor Class	8,650,903	83,567,723
Short Duration Inflation Protection Bond Fund Investor Class	5,583,187	55,999,361
		446,252,136
Domestic Equity Funds — 32.3%
Focused Large Cap Value Fund Investor Class	7,358,287	75,348,860
Growth Fund Investor Class	1,007,214	52,304,630
Heritage Fund Investor Class	1,789,514	41,767,257
Mid Cap Value Fund Investor Class	3,243,150	50,820,157
Select Fund Investor Class	141,027	14,772,588
Small Cap Growth Fund Investor Class(2)	643,809	11,949,095
Small Cap Value Fund Investor Class	1,179,510	12,054,592
Sustainable Equity Fund Investor Class	1,876,035	93,426,543
		352,443,722
International Fixed Income Funds — 15.4%
Emerging Markets Debt Fund Investor Class	2,589,355	22,475,603
Global Bond Fund Investor Class	17,207,257	145,745,466
		168,221,069
International Equity Funds — 11.5%
Global Real Estate Fund Investor Class	1,087,484	12,712,683
International Growth Fund Investor Class	4,139,912	50,424,127
International Small-Mid Cap Fund Investor Class	1,265,607	12,010,613
International Value Fund Investor Class	5,926,293	50,966,118
		126,113,541
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,016,645,807)		1,093,030,468
OTHER ASSETS AND LIABILITIES — 0.0%		(3,322)
TOTAL NET ASSETS — 100.0%		$1,093,027,146

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$198,153	$25,451	$20,975	$(3,168)	$199,461	22,437	$(3,155)	$6,299
High Income Fund	12,525	2,184	2,030	399	13,078	1,550	(267)	595
Inflation-Adjusted Bond Fund	99,176	3,032	5,277	(2,784)	94,147	9,230	(723)	3,032
Short Duration Fund	78,338	5,725	513	18	83,568	8,651	(37)	2,712
Short Duration Inflation Protection Bond Fund	59,420	1,342	4,957	194	55,999	5,583	(90)	1,343
Focused Large Cap Value Fund	89,899	2,549	18,680	1,581	75,349	7,358	(163)	2,549
Growth Fund	42,166	17,613	13,627	6,153	52,305	1,007	(1,079)	2,767
Heritage Fund	49,361	343	11,520	3,583	41,767	1,790	(151)	343
Mid Cap Value Fund	54,350	2,394	4,491	(1,433)	50,820	3,243	39	2,394
Select Fund	—	14,641	362	493	14,772	141	17	717
Small Cap Growth Fund(3)	9,646	2,130	—	173	11,949	644	—	—
Small Cap Value Fund	9,391	2,548	62	178	12,055	1,180	1	83
Sustainable Equity Fund	110,393	2,263	23,541	4,311	93,426	1,876	3,357	1,707
Emerging Markets Debt Fund	25,216	938	3,404	(274)	22,476	2,589	(567)	938
Global Bond Fund	94,144	58,094	6,240	(253)	145,745	17,207	(1,303)	2,529
Global Real Estate Fund	12,245	1,680	1,020	(192)	12,713	1,087	(44)	291
International Growth Fund	57,911	255	8,279	537	50,424	4,140	(1,452)	255
International Small-Mid Cap Fund	12,161	127	429	151	12,010	1,266	(112)	126
International Value Fund	57,958	2,277	10,427	1,158	50,966	5,926	(380)	2,277
Disciplined Growth Fund	25,429	—	17,901	(7,528)	—	—	8,425	—
International Bond Fund(3)	64,666	—	80,075	15,409	—	—	(15,809)	—
	$1,162,548	$145,586	$233,810	$18,706	$1,093,030	96,905	$(13,493)	$30,957
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.